Income tax incurred and deferred: (Details 5) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Unused tax losses for which no deferred tax asset recognised	$ 3,895,118	$ 198,124
Tax loss Year 2012 Expiring in 2027 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 180,892	9,201
expiration Year	2027 years
Tax loss Year 2013 Expiring in 2028 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 1,040,916	52,946
expiration Year	2028 years
Tax loss Year 2014 Expiring in 2029 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 657,116	33,424
expiration Year	2029 years
Tax loss Year 2015 Expiring in 2030 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 868,736	44,188
expiration Year	2030 years
Tax loss Year 2016 Expiring in 2031 [Member]
Unused tax losses for which no deferred tax asset recognised	$ 1,147,456	$ 58,365
expiration Year	2031 years